ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule Of Accrued Liabilities
Accrued liabilities as of December 31, 2015 and 2014 consist of the following:

	2015	2014
Accrued research and development expenses	$902,723	$744,240
Accrued compensation and related benefits	197,457	407,497
Accrued severance	-	250,605
Accrued interest on convertible notes	24,510	-
Accrued other expenses	-	7,951
	$1,124,690	$1,410,293